Quarterly Holdings Report
for

Fidelity® Mid-Cap Stock Fund

January 31, 2021

MCS-QTLY-0321
1.813018.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.3%
Cogent Communications Group, Inc.	369,726	$21,056
Entertainment - 0.2%
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	9,001,296	13,412
Media - 1.8%
Interpublic Group of Companies, Inc.	1,647,363	39,652
Nexstar Broadcasting Group, Inc. Class A	364,847	41,472
Omnicom Group, Inc.	620,439	38,703
		119,827

TOTAL COMMUNICATION SERVICES		154,295

CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.3%
Magna International, Inc. Class A (sub. vtg.)	246,618	17,369
Automobiles - 1.2%
Aston Martin Lagonda Global Holdings PLC (a)(e)(f)	1,356,989	37,743
Stellantis NV (e)	2,998,813	45,672
		83,415
Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp.	901,314	40,703
Caesars Entertainment, Inc. (a)	472,007	33,225
Churchill Downs, Inc.	289,988	54,358
Elior SA (f)	2,334,365	14,745
MGM Resorts International	978,438	27,944
Wyndham Hotels & Resorts, Inc.	1,100,144	63,995
		234,970
Household Durables - 3.9%
D.R. Horton, Inc.	856,681	65,793
Lennar Corp. Class A	400,362	33,290
Mohawk Industries, Inc. (a)	375,104	53,865
NVR, Inc. (a)	24,662	109,659
		262,607
Internet & Direct Marketing Retail - 0.7%
Coupang unit (c)(d)	1,932,161	22,181
Farfetch Ltd. Class A (a)	398,399	24,398
THG PLC	230,944	2,281
		48,860
Leisure Products - 0.9%
New Academy Holding Co. LLC unit (a)(c)(g)	294,000	38,126
Peloton Interactive, Inc. Class A (a)	118,960	17,384
Smith & Wesson Brands, Inc.	426,173	7,057
		62,567
Specialty Retail - 1.7%
AutoZone, Inc. (a)	27,962	31,272
Best Buy Co., Inc.	277,966	30,248
National Vision Holdings, Inc. (a)	444,035	20,590
Ross Stores, Inc.	295,794	32,919
		115,029
Textiles, Apparel & Luxury Goods - 2.3%
Allbirds, Inc. (a)(c)(d)	53,875	623
Brunello Cucinelli SpA	1,564,062	62,712
PVH Corp.	410,048	34,961
Tapestry, Inc.	1,339,574	42,357
Under Armour, Inc. Class A (sub. vtg.) (a)	1,081,030	18,918
		159,571

TOTAL CONSUMER DISCRETIONARY		984,388

CONSUMER STAPLES - 4.8%
Beverages - 0.3%
Molson Coors Beverage Co. Class B	422,108	21,173
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	1,244,954	52,375
Kroger Co.	804,829	27,767
		80,142
Food Products - 2.2%
Bunge Ltd.	442,896	28,983
Conagra Brands, Inc.	707,903	24,493
Greencore Group PLC	15,158,931	24,176
JDE Peet's BV	405,429	15,641
Lamb Weston Holdings, Inc.	312,797	23,366
Sanderson Farms, Inc.	250,913	34,172
		150,831
Household Products - 0.5%
Energizer Holdings, Inc.	794,516	34,832
Personal Products - 0.6%
Edgewell Personal Care Co.	1,160,945	38,776

TOTAL CONSUMER STAPLES		325,754

ENERGY - 5.6%
Energy Equipment & Services - 0.8%
Oceaneering International, Inc. (a)	1,947,587	16,457
Schlumberger Ltd.	1,655,067	36,759
		53,216
Oil, Gas & Consumable Fuels - 4.8%
Cabot Oil & Gas Corp.	2,424,854	44,448
Cenovus Energy, Inc. (Canada)	5,657,631	33,404
Cheniere Energy, Inc. (a)	984,212	62,330
GasLog Ltd. (e)	1,138,747	4,669
Golar LNG Ltd. (a)(e)	1,932,578	20,930
Hess Corp.	1,518,692	81,979
New Fortress Energy LLC	609,153	27,217
The Williams Companies, Inc.	2,340,568	49,690
		324,667

TOTAL ENERGY		377,883

FINANCIALS - 19.5%
Banks - 9.2%
BOK Financial Corp.	313,580	23,161
Comerica, Inc.	1,131,301	64,710
Cullen/Frost Bankers, Inc.	663,666	61,217
First Horizon National Corp.	6,793,434	94,361
Huntington Bancshares, Inc.	6,653,349	87,991
M&T Bank Corp.	602,667	79,835
Signature Bank	475,413	78,533
UMB Financial Corp.	598,719	42,491
WesBanco, Inc.	694,321	20,135
Wintrust Financial Corp.	1,213,117	73,018
		625,452
Capital Markets - 2.3%
Cboe Global Markets, Inc.	210,450	19,305
Lazard Ltd. Class A	827,574	34,096
Raymond James Financial, Inc.	285,310	28,511
Sixth Street Specialty Lending, Inc.	1,867,190	38,203
Virtu Financial, Inc. Class A	1,334,529	37,060
		157,175
Insurance - 6.9%
American Financial Group, Inc.	647,737	60,978
American International Group, Inc.	895,549	33,529
Arch Capital Group Ltd. (a)	1,737,149	54,564
Axis Capital Holdings Ltd.	620,157	28,465
Beazley PLC	4,500,998	19,204
First American Financial Corp.	996,465	52,105
GoHealth, Inc. (a)	1,677,521	22,328
Hartford Financial Services Group, Inc.	725,317	34,830
Hiscox Ltd. (a)	2,889,238	36,990
Principal Financial Group, Inc.	629,166	30,999
RenaissanceRe Holdings Ltd.	378,452	56,934
The Travelers Companies, Inc.	254,086	34,632
		465,558
Thrifts & Mortgage Finance - 1.1%
Radian Group, Inc.	4,029,013	77,357

TOTAL FINANCIALS		1,325,542

HEALTH CARE - 6.7%
Biotechnology - 0.2%
Viela Bio, Inc. (a)	310,122	10,755
Health Care Equipment & Supplies - 1.1%
Hologic, Inc. (a)	969,906	77,331
Health Care Providers & Services - 3.6%
Centene Corp. (a)	678,638	40,922
Molina Healthcare, Inc. (a)	576,284	123,098
Oak Street Health, Inc. (a)	9,521	494
Oak Street Health, Inc.	677,430	34,787
Universal Health Services, Inc. Class B	330,307	41,183
		240,484
Life Sciences Tools & Services - 0.6%
Bruker Corp.	740,941	42,893
Pharmaceuticals - 1.2%
Nektar Therapeutics (a)(e)	1,436,049	28,290
Recordati SpA	491,018	25,456
Viatris, Inc. (a)	1,639,030	27,847
		81,593

TOTAL HEALTH CARE		453,056

INDUSTRIALS - 17.3%
Aerospace & Defense - 2.0%
Huntington Ingalls Industries, Inc.	247,921	39,005
Kratos Defense & Security Solutions, Inc. (a)	1,286,775	34,151
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	139,629	37,700
Class C (a)(c)(d)	2,034	549
TransDigm Group, Inc.	41,058	22,717
		134,122
Air Freight & Logistics - 1.1%
XPO Logistics, Inc. (a)	662,875	73,188
Airlines - 0.5%
JetBlue Airways Corp. (a)	2,459,240	35,266
Building Products - 1.8%
Builders FirstSource, Inc. (a)	978,835	37,440
Fortune Brands Home & Security, Inc.	335,280	28,918
Owens Corning	716,836	55,626
		121,984
Commercial Services & Supplies - 0.8%
Stericycle, Inc. (a)	659,712	43,198
U.S. Ecology, Inc.	362,964	11,978
		55,176
Construction & Engineering - 1.7%
AECOM (a)	1,392,297	69,754
Dycom Industries, Inc. (a)	578,621	46,949
		116,703
Electrical Equipment - 2.6%
AMETEK, Inc.	416,472	47,170
Melrose Industries PLC (a)	17,220,878	39,758
Regal Beloit Corp.	393,871	49,423
Sensata Technologies, Inc. PLC (a)	708,755	38,627
		174,978
Machinery - 4.9%
Allison Transmission Holdings, Inc.	946,298	38,514
Donaldson Co., Inc.	1,422,140	84,532
Fortive Corp.	692,803	45,780
Ingersoll Rand, Inc. (a)	1,124,044	47,030
Kornit Digital Ltd. (a)	198,505	17,992
Oshkosh Corp.	571,750	52,367
Pentair PLC	863,862	47,046
		333,261
Marine - 0.1%
Goodbulk Ltd. (a)	1,478,431	7,422
Professional Services - 0.3%
Clarivate Analytics PLC (a)	711,029	20,577
Road & Rail - 0.9%
Knight-Swift Transportation Holdings, Inc. Class A	1,451,885	58,075
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	1,069,192	42,522

TOTAL INDUSTRIALS		1,173,274

INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 0.4%
Ericsson (B Shares)	1,914,070	24,101
Electronic Equipment & Components - 4.1%
Amphenol Corp. Class A	420,968	52,570
Arrow Electronics, Inc. (a)	805,003	78,592
CDW Corp.	215,507	28,374
Fabrinet (a)	815,006	64,337
Keysight Technologies, Inc. (a)	406,524	57,560
		281,433
IT Services - 4.2%
Affirm Holdings, Inc.	17,757	1,768
Akamai Technologies, Inc. (a)	242,185	26,890
Black Knight, Inc. (a)	299,321	24,452
Euronet Worldwide, Inc. (a)	144,598	18,069
Gartner, Inc. (a)	132,300	20,098
Leidos Holdings, Inc.	449,819	47,708
Science Applications International Corp.	431,085	41,397
Verra Mobility Corp. (a)	1,849,311	23,671
WNS Holdings Ltd. sponsored ADR (a)	1,214,241	81,573
		285,626
Semiconductors & Semiconductor Equipment - 0.5%
Lam Research Corp.	76,166	36,861
Software - 1.0%
Aspen Technology, Inc. (a)	323,211	43,278
Citrix Systems, Inc.	165,621	22,079
		65,357

TOTAL INFORMATION TECHNOLOGY		693,378

MATERIALS - 5.7%
Chemicals - 2.2%
LG Chemical Ltd.	82,110	67,324
Nutrien Ltd.	462,253	22,767
Olin Corp.	1,315,401	31,451
Valvoline, Inc.	1,133,492	26,909
		148,451
Containers & Packaging - 1.1%
Avery Dennison Corp.	219,350	33,093
O-I Glass, Inc.	3,334,345	42,146
		75,239
Metals & Mining - 2.4%
Commercial Metals Co.	1,405,010	27,665
Franco-Nevada Corp.	330,850	39,412
Newcrest Mining Ltd.	1,215,433	23,334
Novagold Resources, Inc. (a)	3,749,503	34,189
Steel Dynamics, Inc.	1,231,761	42,212
		166,812

TOTAL MATERIALS		390,502

REAL ESTATE - 7.5%
Equity Real Estate Investment Trusts (REITs) - 6.9%
Apartment Income (REIT) Corp.	858,612	33,288
Cousins Properties, Inc.	1,243,097	39,207
Equity Residential (SBI)	580,833	35,803
Gaming & Leisure Properties	1,292,871	53,176
Healthcare Realty Trust, Inc.	1,631,729	48,968
Healthcare Trust of America, Inc.	1,566,677	44,259
National Retail Properties, Inc.	1,342,059	52,340
Spirit Realty Capital, Inc.	1,139,116	43,924
Tanger Factory Outlet Centers, Inc. (e)	1,381,338	21,314
VEREIT, Inc.	1,163,100	40,976
VICI Properties, Inc.	2,012,922	50,887
		464,142
Real Estate Management & Development - 0.6%
Jones Lang LaSalle, Inc. (a)	290,664	42,498

TOTAL REAL ESTATE		506,640

UTILITIES - 3.7%
Electric Utilities - 2.7%
Alliant Energy Corp.	1,180,877	57,450
FirstEnergy Corp.	565,600	17,398
IDACORP, Inc.	529,911	46,791
OGE Energy Corp.	2,007,342	61,264
		182,903
Gas Utilities - 0.6%
Atmos Energy Corp.	454,523	40,453
Multi-Utilities - 0.4%
NiSource, Inc.	1,246,980	27,621

TOTAL UTILITIES		250,977

TOTAL COMMON STOCKS
(Cost $5,109,255)		6,635,689

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 0.9%
CONSUMER DISCRETIONARY - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc.:
Series A (a)(c)(d)	21,265	246
Series B (a)(c)(d)	3,735	43
Series C (a)(c)(d)	35,700	413
Series D (a)(c)(d)	68,801	795
Series Seed (a)(c)(d)	101,339	1,171
Bolt Threads, Inc. Series D (a)(c)(d)	976,285	12,662
		15,330
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Sweetgreen, Inc.:
Series C (a)(c)(d)	3,889	51
Series D (a)(c)(d)	62,561	823
Series I (a)(c)(d)	147,450	1,939
		2,813
HEALTH CARE - 0.5%
Biotechnology - 0.1%
National Resilience, Inc. Series B (c)(d)	711,831	9,724
Health Care Equipment & Supplies - 0.4%
Butterfly Network, Inc. Series D (a)(c)	1,647,945	26,829
TOTAL HEALTH CARE		36,553
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series H (a)(c)(d)	18,837	5,086

TOTAL CONVERTIBLE PREFERRED STOCKS		59,782

Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany)	540,953	37,572
TOTAL PREFERRED STOCKS
(Cost $83,328)		97,354
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Bolt Threads, Inc. 3% 2/7/23 (c)(d)	7,161	7,161
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling SA 12% 4/1/24 pay-in-kind (f)(h)(i)	463	32
TOTAL CORPORATE BONDS
(Cost $7,629)		7,193

Preferred Securities - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. 5% 5/21/22 (Cost $10,308)(c)(d)	10,308	10,308
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)
(Cost $20,409)	15,731,367	8,771

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.09% (j)	31,854,658	31,861
Fidelity Securities Lending Cash Central Fund 0.09% (j)(k)	72,859,557	72,867
TOTAL MONEY MARKET FUNDS
(Cost $104,721)		104,728
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $5,335,650)		6,864,043
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(76,757)
NET ASSETS - 100%		$6,787,286

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $198,613,000 or 2.9% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $52,520,000 or 0.8% of net assets.

 (g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Allbirds, Inc.	10/9/18	$591
Allbirds, Inc. Series A	10/9/18	$233
Allbirds, Inc. Series B	10/9/18	$41
Allbirds, Inc. Series C	10/9/18	$392
Allbirds, Inc. Series D	12/23/19	$887
Allbirds, Inc. Series Seed	10/9/18 - 1/23/20	$1,012
Bolt Threads, Inc. Series D	12/13/17	$15,659
Bolt Threads, Inc. 3% 2/7/23	2/7/20	$7,161
Butterfly Network, Inc. Series D	5/4/18	$16,924
Butterfly Network, Inc. 5% 5/21/22	5/19/20	$10,308
Coupang unit	6/12/20	$14,491
National Resilience, Inc. Series B	12/1/20	$9,724
New Academy Holding Co. LLC unit	8/1/11	$30,988
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$14,283
Space Exploration Technologies Corp. Class C	9/11/17	$275
Space Exploration Technologies Corp. Series H	8/4/17	$2,543
Sweetgreen, Inc. Series C	9/13/19	$67
Sweetgreen, Inc. Series D	9/13/19	$1,070
Sweetgreen, Inc. Series I	9/13/19	$2,521
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$20,409
WME Entertainment Parent, LLC Class A	8/16/16	$16,718

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$87
Fidelity Securities Lending Cash Central Fund	1,433
Total	$1,520

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.  Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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